DERIVATIVE FINANCIAL INSTRUMENTS and FAIR VALUE MEASUREMENTS (Details 1) - USD ($)	Dec. 31, 2015	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Derivative [Line Items]
Embedded conversion option liabilities	$ 2,511,405	$ 780,281
Fair value of liability for warrant derivative instruments	82,086	269,648	$ 158,244
Total	2,593,491	1,049,929	158,244	$ 0
Fair Value, Inputs, Level 1 [Member]
Derivative [Line Items]
Embedded conversion option liabilities	0	0
Fair value of liability for warrant derivative instruments	0	0	0
Total	0	0
Fair Value, Inputs, Level 2 [Member]
Derivative [Line Items]
Embedded conversion option liabilities	0	0
Fair value of liability for warrant derivative instruments	0	0	0
Total	0	0
Fair Value, Inputs, Level 3 [Member]
Derivative [Line Items]
Embedded conversion option liabilities	2,511,405	780,281
Fair value of liability for warrant derivative instruments	82,086	269,648	$ 158,244
Total	$ 2,593,491	$ 1,049,929